Summary of Non-Vested Restricted Stock Activity (Detail) - Non-Vested Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	3,191,705
Shares, Granted	184,265
Shares, Vested	(37,274)
Shares, Forfeited	(3,589)
Shares, Non-vested ending balance	3,335,107	3,191,705
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 68.63
Weighted-Average Grant Date Fair Value, Granted	193.89	$ 151.58	$ 167.06
Weighted-Average Grant Date Fair Value, Vested	108.36
Weighted-Average Grant Date Fair Value, Forfeited	164.94
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 75.00	$ 68.63